Consolidated Statements of Income and Comprehensive Income - CAD ($) $ in Thousands	12 Months Ended
	May 31, 2019	May 31, 2018
Consolidated Statements of Income and Comprehensive Income
Revenue from cannabis produced	$ 86,348	$ 36,917
Distribution revenue	157,931
Other revenue	3,035
Excise taxes	(10,204)
Net revenue	237,110	36,917
Production costs	35,548	8,692
Cost of goods purchased	138,126
Other costs of sales	898	313
Gross profit before fair value adjustments	62,538	27,912
Fair value adjustment on sale of inventory	27,724	10,327
Fair value adjustment on growth of biological assets	(40,607)	(23,302)
Gross profit	75,421	40,887
Operating expenses:
General and administrative	69,752	13,901
Share-based compensation	26,080	17,874
Selling, marketing and promotion	27,971	11,873
Amortization	14,084	3,985
Research and development	1,391	490
Impairment	58,039
Transaction costs	23,259	5,192
Total Operating expenses	220,576	53,315
Operating loss	(145,155)	(12,428)
Non-operating income	129,510	48,284
Income (loss) before income taxes	(15,645)	35,856
Income taxes	854	6,408
Net income (loss)	(16,499)	29,448
Other comprehensive loss
Other comprehensive loss	(119)	(801)
Net comprehensive income (loss)	(16,618)	28,647
Total comprehensive income (loss) is attributable to:
Shareholders of Aphria Inc.	(14,667)	28,867
Non-controlling interest	$ (1,951)	$ (220)
Weighted average number of common shares - basic	242,763,558	161,026,463
Weighted average number of common shares - diluted	242,763,558	165,914,000
Earnings (loss) per share - basic	$ (0.07)	$ 0.18
Earnings (loss) per share - diluted	$ (0.07)	$ 0.18